Note 24 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares	Amount

January 1, 2021	12,118,823	74,696
Shares issued:
- options exercised	18,000	165
- equity raise*	619,783	7,806
December 31, 2021	12,756,606	82,667
Shares issued:
- share-based payment - employees (note 12.1(a))	76,520	804
December 31, 2022	12,833,126	83,471